RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
5. RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

5. RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The Company leases its facility in Chapel Hill, North Carolina. This lease has remaining lease terms of approximately 3.5 years. The Company leased a facility in Toronto, Ontario for its corporate office. The lease expired in November 2021. The Company does not have leases with residual value guarantees, or leases not yet commenced to which we are committed. Lease liabilities have been measured by discounting future lease payments using the Company’s incremental borrowing rate of 6.0% as rates implicit in the leases were not readily determinable.

The following table summarizes the Company’s right-of-use assets outstanding at December 31:

	2021	2020
	$	$
Balance, January 1	867	31
Additions	613	941
Amortization expense	(303)	(105)
Balance, December 31	1,177	867

The following table summarizes the Company's lease liabilities outstanding at December 31:

	2021	2020
	$	$
Balance, January 1	917	30
Additions	613	941
Payment of lease liabilities	(276)	(90)
Interest expense on lease liabilities	73	36
Balance, December 31	1,327	917

Less than one year	346	166
One to five years	981	751
	1,327	917